RELATED PARTIES AND SHAREHOLDER	12 Months Ended
Dec. 31, 2021
RELATED PARTIES AND SHAREHOLDER

NOTE 23- RELATED PARTIES AND SHAREHOLDERS:

The following transactions arose with related parties:

	Year Ended
	December 31,	December 31,
	2021	2020

Consulting fees	$958	$594
Salaries	37	27
Pensions	6	4
	$1,001	$625

Amounts owing by (to) related parties:

	Year Ended
	December 31,	December 31,
	2021	2020
Key management personnel	$183	$-
Company controlled by the CEO	(57)	-
	$126	$-

The CEO has an agreement with the Company pursuant to which he received a consulting fee of NIS 150,000 per month (approximately $46 per month). In addition, the compensation committee approved a milestone-based bonus of up to $500, of which $400 was earned during the year ended December 31, 2021.

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)